Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current portion of net trade accounts and notes receivable	€ 11,148	€ 13,273